COMMON STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of all common stock option activity
Outstanding shares	4,035,428	4,167,584
Options granted, shares	515,000	976,464
Options forfeited, shares	13,500	(1,108,620)
Options exercised
Outstanding shares	4,536,928	4,035,428
Exercisable shares, beginning of period	2,294,053	2,876,714
Exercisable shares	2,580,553	2,294,053
Outstanding weighted average exercise price, beginning	$ 0.66
Options granted, weighted average exercise price	$ 0.83
Options forfeited, weighted average exercise price	$ 0.95
Options exercised, weighted average exercise price
Outstanding weighted average exercise price, ending	$ 0.68	$ 0.66
Exercisable, weighted average exercise price, Beginning of period	$ 0.66
Exercisable, weighted average exercise price, End of period	$ 0.68	$ 0.66